Borrowings (Details)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Total non-current borrowings		$ 13,052,000,000	$ 76,619,000,000
Total current borrowings		61,682,000,000	25,268,000,000
Borrowings total amount		74,734,000,000	101,887,000,000	$ 926,487,000,000
Fir value of Borrowings total amount	$ 70,935		96,814
At Fair Value [Member]
Statement [Line Items]
Borrowings total amount		74,734,000,000	101,887,000,000
NCN [Member]
Statement [Line Items]
Borrowings total amount		66,216,000,000	85,081,000,000
NCN [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount		62,411,000,000	79,987,000,000
Bank loans [Member]
Statement [Line Items]
Borrowings total amount		1,012,000,000	5,110,000,000
Other Borrowings [Member]
Statement [Line Items]
Borrowings total amount		1,015,000,000	2,267,000,000
Other Borrowings [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount		1,015,000,000	2,267,000,000
AABE Debt [Member]
Statement [Line Items]
Borrowings total amount		405,000,000	423,000,000
AABE Debt [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount		405,000,000	423,000,000
Loans with Non-controlling Interests [Member]
Statement [Line Items]
Borrowings total amount		215,000,000	341,000,000
Loans with Non-controlling Interests [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount		215,000,000	341,000,000
Bank Overdrafts [Member]
Statement [Line Items]
Borrowings total amount		5,871,000,000	8,665,000,000
Bank Overdrafts [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount		5,871,000,000	8,665,000,000
Bank Loans [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount		$ 1,018,000,000	$ 5,131,000,000